Other Information - Contingent liabilities (Details) - Attorneys from City of Santa Monica and offices of district attorney € in Thousands, $ in Thousands			3 Months Ended		12 Months Ended
	Dec. 01, 2017 EUR (€)	Dec. 01, 2017 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of contingent liabilities [line items]
Payments for legal proceeding			€ 512	$ 575	€ 67	$ 76
Legal proceedings provision					€ 502		$ 575
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Investigative costs and legal fees	€ 1,300	$ 1,600